UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2017

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Education - 11.5%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	1.020%	10/1/35	$1,200,000	$1,200,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-Bank of New York Mellon	0.980%	7/1/33	1,710,000	1,710,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	1.020%	7/1/39	400,000	400,000	(a)(b)
State Supported Debt, Cornell University, SPA-Bank of New York Mellon	0.980%	7/1/33	1,850,000	1,850,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.920%	12/1/29	3,100,000	3,100,000	(a)(b)
South Colonie, NY, CSD, GO, BAN	2.250%	7/13/18	1,000,000	1,006,180

Total Education				9,266,180

Finance - 4.4%
New York City, NY, TFA Revenue:
New York City Recovery Project, SPA-Royal Bank of Canada	0.940%	11/1/22	1,700,000	1,700,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.940%	11/1/22	1,555,000	1,555,000	(a)(b)
New York State LGAC Revenue, Senior Lien, SPA-JPMorgan Chase	0.980%	4/1/21	315,000	315,000	(a)(b)

Total Finance				3,570,000

General Obligation - 10.6%
Erie County, NY, GO, RAN	2.000%	6/30/18	1,000,000	1,006,330
Hilton, NY, CSD, GO, BAN	2.000%	6/28/18	500,000	502,405
Massapequa, NY, Union Free School District, GO, TAN	2.000%	2/22/18	800,000	801,888
Mount Sinai, NY, Union Free School District, GO, TAN	2.250%	6/27/18	1,000,000	1,005,911
New York City, NY, GO, LOC-Mizuho Corporate Bank	0.960%	4/1/42	3,310,000	3,310,000	(a)(b)
West Hempstead, NY, Union Free School District, GO, TAN	2.000%	6/22/18	1,900,000	1,909,452

Total General Obligation				8,535,986

Health Care - 13.2%
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center Project, LOC-HSBC Bank USA N.A.	1.000%	10/1/38	910,000	910,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.940%	8/1/29	1,800,000	1,800,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.980%	2/15/26	2,765,000	2,765,000	(a)(b)
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.950%	11/1/34	1,035,000	1,035,000	(a)(b)
Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.950%	11/1/34	5,000	5,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.970%	11/1/36	2,075,000	2,075,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.950%	11/1/24	$2,070,000	$2,070,000	(a)(b)

Total Health Care				10,660,000

Housing: Multi-Family - 27.4%
New York City, NY, HDC Revenue:
2 Gold Street, LIQ-FNMA, LOC-FNMA	1.020%	4/15/36	500,000	500,000	(a)(b)
Related-West 89th Street Development, LIQ-FNMA, LOC-FNMA	1.080%	11/15/29	2,600,000	2,600,000	(a)(b)(c)
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, LIQ-Citibank N.A.	0.950%	5/1/20	3,100,000	3,100,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, The Dorado Apartments, LOC-Citibank N.A.	1.010%	6/1/40	500,000	500,000	(a)(b)(c)
New York State Housing Finance Agency Revenue:
10 Liberty, LIQ-FHLMC, LOC-FHLMC	0.970%	5/1/35	1,365,000	1,365,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.930%	11/1/41	1,400,000	1,400,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.980%	11/1/41	2,125,000	2,125,000	(a)(b)(c)
625 West 57th Street, LOC-Bank of New York Mellon	0.930%	5/1/49	2,400,000	2,400,000	(a)(b)
625 West 57th Street, LOC-Bank of New York Mellon	0.930%	5/1/49	1,015,000	1,015,000	(a)(b)
750 6th Avenue, LIQ-FNMA, LOC-FNMA	1.080%	5/15/31	2,600,000	2,600,000	(a)(b)(c)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.990%	11/1/46	3,500,000	3,500,000	(a)(b)
Weyant Green Apartments, LIQ-FNMA, LOC-FNMA	1.080%	5/15/37	1,100,000	1,100,000	(a)(b)(c)

Total Housing: Multi-Family				22,205,000

Housing: Single Family - 1.2%
New York State Mortgage Agency Revenue, Homeowner Mortgage, SPA-Royal Bank of Canada	1.010%	10/1/35	960,000	960,000	(a)(b)(c)

Industrial Revenue - 4.4%
Lancaster, NY, Industrial Development Agency, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	1.040%	12/1/20	180,000	180,000	(a)(b)(c)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.940%	7/1/25	2,600,000	2,600,000	(a)(b)
New York City, NY, Industrial Development Agency, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	1.360%	6/1/21	590,000	590,000	(a)(b)(c)
Suffolk County, NY, Industrial Development Agency, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	1.305%	12/7/17	210,000	210,000	(a)(b)(c)

Total Industrial Revenue				3,580,000

Life Care Systems - 1.1%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.990%	7/1/25	850,000	850,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 2.7%
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.990%	6/1/36	$200,000	$200,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	1.090%	6/1/36	2,000,000	2,000,000	(a)(b)(c)

Total Power				2,200,000

Public Facilities - 7.0%
New York City, NY, Trust for Cultural Resources Revenue:
Metropolitan Museum of Art	0.990%	10/1/36	2,150,000	2,150,000	(a)(b)
Metropolitan Museum of Art	0.990%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.990%	7/1/32	2,190,000	2,190,000	(a)(b)
New York State Dormitory Authority Revenue, Metropolitan Museum of Art	0.970%	7/1/23	550,000	550,000	(a)(b)

Total Public Facilities				5,690,000

Tax Allocation - 4.2%
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, SPA-Sumitomo Mitsui Banking	0.990%	11/15/21	2,500,000	2,500,000	(a)(b)
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	0.990%	3/15/33	900,000	900,000	(a)(b)

Total Tax Allocation				3,400,000

Transportation - 8.4%
MTA, NY, Revenue:
LOC-Royal Bank of Canada	0.980%	11/1/35	290,000	290,000	(a)(b)
Transportation, LOC-U.S. Bank N.A.	0.950%	11/15/50	3,100,000	3,100,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.980%	1/1/32	985,000	985,000	(a)(b)
LOC-Landesbank Hessen-Thuringen	0.970%	11/1/32	2,400,000	2,400,000	(a)(b)

Total Transportation				6,775,000

Water & Sewer - 3.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2016, SPA-PNC Bank N.A.	0.970%	6/15/48	3,100,000	3,100,000	(a)(b)

TOTAL INVESTMENTS - 99.9% (Cost - $80,792,166)				80,792,166
Other Assets in Excess of Liabilities - 0.1%				99,991

TOTAL NET ASSETS - 100.0%				$80,892,157

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

(a)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

Abbreviations used in this schedule:

BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$80,792,166	—	$80,792,166

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 24, 2018